Financial derivative instrument (Details) - Schedule of financial derivative instrument - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Financial Derivative Instrument Abstract
Carrying value as at beginning of period
Derivates related to convertible promissory note (Note 8)	672
Carrying value as at end of period	$ 672